Financial Assets at Fair Value through Profit or Loss and Financial Investments_Provision And Reversal For The Allowance Of Financial Investments(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Total
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Impairment losses	₩ 2,119
Reversal of impairment	1,981
Total	138
Securities measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Impairment losses	860
Reversal of impairment	873
Total	(13)
Loans measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Impairment losses	963
Reversal of impairment	826
Total	137
Securities measured at amortized cost
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Impairment losses	296
Reversal of impairment	282
Total	₩ 14